Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Deficit (Details) [Line Items]
Stockholders' Deficit
13. Equity
Class A and B Common Stock
The Company’s Amended and Restated Certificate of Incorporation, issued January 29, 2021, authorized the issuance of 19,544,521 shares of Common Stock, $0.0001 par value per share, of which (i) 13,224,521 shares are designated as Class A Common Stock (“Class A Common Stock”) and (ii) 6,320,000 shares are designated as Class B Common Stock (“Class B Common Stock”) (collectively, the “Common Stock”). As of September 30, 2023 and December 31, 2022, the Company has issued 1,847,894 and 1,837,606 shares of Class A Common

Stock, respectively. As of September 30, 2023 and December 31, 2022, the Company has issued 6,320,000 shares of Class B Common Stock. The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one-to-one
conversion ratio.
Upon execution of the Merger, the 2,560,000 shares of Class B Common Stock held by Roland A. Linteau III will be converted into Class A Common Stock.

Series
A-1
and
A-2
Convertible Preferred Stock
The Company’s Amended and Restated Certificate of Incorporation, issued February 20, 2020, authorized the issuance of 2,600,306 shares of Preferred Stock, $0.0001 par value per share, of which (i) 2,400,959 shares are designated as Series A-1 Preferred Stock (“Series A-1 Preferred”) and (ii)
199,347
shares are designated as Series
A-2
Preferred Stock (“Series
A-2
Preferred”) (collectively, the “Preferred Stock”). On November 30, 2020 the Company Amended and Restated their Certificate of Incorporation which increased the number of authorized shares of Series
A-1
Preferred Stock by
24,521
to a total of
2,425,480
. As of September 30, 2023 and December 31, 2022, the Company has issued
2,129,476
shares of Series
A-1
Preferred with an original issuance price of $
2.9155
per share and
199,347
shares of Series
A-2
Preferred with an original issuance price of $
0.5518
per share.
The Preferred Stock is presented in temporary or “mezzanine” equity as the convertible preferred stock give the holders (by majority vote) the option if there is a sale, merger or change of control to redeem shares for cash. The convertible preferred stock is recorded at fair value as of the date of issuance. No subsequent adjustment of the initial measurement amounts for these contingently redeemable Preferred Stock is necessary unless the redemption of the convertible preferred shares becomes probable. Accordingly, the amount presented as temporary equity for the contingently redeemable Preferred Stock outstanding is its issuance-date fair value.
The Preferred Stock are convertible at the option of the holder at any time into shares of Class A Common Stock or will automatically convert into Class A Common Stock upon (1) Sale of shares of Common Stock to the public or (2) Specified by vote or written consent of the Requisite Holders. Other than dividends on shares of Common Stock payable in shares of Common Stock, the Preferred Stock have rights equal to holders on shares of any other class or series of capital stock of the Corporation. There have been no dividends declared to date. Each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Class A Common Stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Each share of Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of Class A Common Stock as is determined by dividing the applicable Original Issue Price by the applicable Conversion Price in effect at the time of conversion, with the “Conversion Price” with respect to each series of Preferred Stock initially equal to the applicable Original Issue Price for each such series of the Preferred Stock.
Restricted Stock
In connection with the acquisition of Demio and High Attendance, the Company issued restricted stock to the selling shareholders and founders of Demio. 1,213,346 shares of the Company’s restricted Class A common stock were issued to the selling shareholders and founders of Demio and 133,257 shares of the Company’s restricted Class A common stock were issued to the High Attendance shareholder. All shares issued to the selling shareholders and founders of Demio vested and are outstanding as of September 30, 2023. All shares issued to the High Attendance shareholder were cancelled and are not outstanding as of September 30, 2023.

16. Equity
Class A and B Common Stock
The Company’s Amended and Restated Certificate of Incorporation, issued January 29, 2021, authorized the issuance of
19,544,521
shares of Common Stock, $
0.0001
par value per share, of which (i) 13,224,521 shares are designated as Class A Common Stock (“Class A Common Stock”) and (ii) 6,320,000 shares are designated as Class B Common Stock (“Class B Common Stock”) (collectively, the “Common Stock”). As of December 31, 2022 and 2021, the Company has issued 1,837,606 and 1,956,972 shares of Class A Common Stock, respectively. As of December 31, 2022 and 2021, the Company has issued 6,320,000 shares of Class B Common Stock. The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.
This Note 16 was revised October 18, 2023 to include the respective voting power of the Class A and Class B Common Stock.
Series
A-1
and
A-2
Convertible Preferred Stock
The Company’s Amended and Restated Certificate of Incorporation, issued February 20, 2020, authorized the issuance of 2,600,306 shares of Preferred Stock, $0.0001 par value per share, of which (i) 2,400,959 shares are designated as Series
A-1
Preferred Stock (“Series
A-1
Preferred”) and (ii) 199,347 shares are designated as Series
A-2
Preferred Stock (“Series
A-2
Preferred”) (collectively, the “Preferred Stock”). On November 30, 2020 the Company Amended and Restated their Certificate of Incorporation which increased the number of authorized shares of Series
A-1
Preferred Stock by 24,521 to a total of 2,425,480. As of December 31, 2022 and 2021, the Company has issued 2,129,476 shares of Series
A-1
Preferred with an original issuance price of $2.9155 per share and 199,347 shares of Series
A-2
Preferred with an original issuance price of $0.5518 per share.
The Preferred Stock is presented in temporary or “mezzanine” equity as the convertible preferred stock give the holders (by majority vote) the option if there is a sale, merger or change of control to redeem shares for cash. The convertible preferred stock is recorded at fair value as of the date of issuance. No subsequent adjustment of the initial measurement amounts for these contingently redeemable Preferred Stock is necessary unless the redemption of the convertible preferred shares becomes probable. Accordingly, the amount presented as temporary equity for the contingently redeemable Preferred Stock outstanding is its issuance-date fair value.
The Preferred Stock are convertible at the option of the holder at any time into shares of Class A Common Stock or will automatically convert into Class A Common Stock upon (1) Sale of shares of Common Stock to the public or (2) Specified by vote or written consent of the Requisite Holders. Other than dividends on shares of Common Stock payable in shares of Common Stock, the Preferred Stock have rights equal to holders on shares of any other class or series of capital stock of the Corporation. There have been no dividends declared to date. Each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Class A Common Stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Each share of Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of Class A Common Stock as is determined by dividing the applicable Original Issue Price by the applicable Conversion Price in effect at the time of conversion, with the “Conversion Price” with respect to each series of Preferred Stock initially equal to the applicable Original Issue Price for each such series of the Preferred Stock.
Restricted Stock
In connection with the acquisition of Demio and High Attendance, the Company issued restricted stock to the selling shareholders and founders of Demio. 1,213,346 shares of the Company’s restricted Class A common stock were issued to the selling shareholders and founders of Demio and 133,257 shares of the Company’s restricted Class A common stock were issued to the High Attendance shareholder.
A summary of the status of the Company’s grants of restricted shares of common stock is presented below:

	Number of Non- vested Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2021	133,257	$0.64
Granted	1,213,346	1.11
Vested	(606,671)	1.11

Outstanding at December 31, 2021	739,932	1.03
Vested	(606,675)	1.11
Cancelled/ Forfeited	(133,257)	0.64

Non-vested shares at December 31, 2022	—	$—

7GC Co Holdings INC [Member]
Stockholders' Deficit (Details) [Line Items]
Stockholders' Deficit
Note
8-Stockholders’
Deficit
Preferred
stock-The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.
Class A common stock-The Company is authorized to issue
100,000,000
shares of Class A common stock with a par value of $
0.0001
per share. As of September 30, 2023 and December 31, 2022, there were
3,329,638
and
5,076,777
shares of Class A common stock outstanding, respectively, all of which were subject to possible redemption and were classified as temporary equity in the accompanying condensed consolidated balance sheets, respectively (see Note 7).
Class B common stock-The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of September 30, 2023 and December 31, 2022, there were 5,750,000 shares of Class B common stock outstanding with no shares subject to forfeiture, other than the Forfeited Shares forfeitable by the Sponsor in connection with the closing of an initial Business Combination pursuant to the
Non-Redemption
Agreements.
Holders of the Company’s Class B common stock are entitled to one vote for each share. The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any private placement- equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

Note
8-Stockholders’
Deficit
Preferred stock
-The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
-The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 5,076,777 and 23,000,000 shares of Class A common stock outstanding, respectively, all of which were subject to possible redemption and classified as temporary equity on the accompanying consolidated balance sheets (see Note 7).
Class
 B Common Stock
-The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 5,750,000 shares of Class B common stock outstanding with no shares subject to forfeiture.
Holders of the Company’s Class B common stock are entitled to one vote for each share. The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemedissuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).